REVENUE AND DEFERRED REVENUE	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
REVENUE AND DEFERRED REVENUE

NOTE 17 – REVENUE AND DEFERRED REVENUE

The Company has derived its revenue from the sources as summarized in the following:

	December 31, 2025	December 31, 2024	December 31, 2023
Software development	$565,927	$727,073	$758,307
Software license	170,051	165,410	200,593
Software supports	55,386	45,513	47,102
Cloud hosting	46,477	48,550	59,926
Others	8,690	12,293	10,933
	$846,531	$998,839	$1,076,861

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	December 31, 2025	December 31, 2024	December 31, 2023
Revenue recognized over time	$676,480	$833,429	$876,268
Revenue recognized at a point of time	170,051	165,410	200,593
	$846,531	$998,839	$1,076,861

FEMTO TECHNOLOGIES INC.

Notes to the Consolidated Financial Statements

For the Years Ended for December 31, 2025, 2024 and 2023

(Expressed in Canadian dollars, unless otherwise noted)

NOTE 17 – REVENUE AND DEFERRED REVENUE (continued)

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue during the years ended December 31 are as follows:

	December 31, 2025	December 31, 2024
Deferred revenue, beginning	$140,088	$131,794
Customer payments received attributable to contract liabilities for unearned revenue	182,653	141,126
Revenue recognized from fulfilling contract liabilities	(177,337)	(132,832)
Deferred revenue, ending	$145,404	$140,088

The Company derives significant revenues from one customer. During the year ended December 31, 2025, 2024 and 2023, revenues from this customer were 80%, 67% and 82% respectively, of total revenue. The trade receivable outstanding as at December 31, 2025, and 2024 are due from this customer.